Net Tangible Assets	12 Months Ended
Jun. 30, 2026
Net Tangible Assets [Abstract]
Net Tangible Assets
30.	Net Tangible Assets

Net tangible assets per ordinary share have been determined using the net assets on the consolidated statement of financial position adjusted for non-controlling interests, intangible assets and goodwill.